Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0000910606
Registrant Name	REGENCY CENTERS CORP
Registration File Number	333-293495
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES